Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of related parties balances

	Cash and cash equivalents		Trade accounts receivables		Related Parties’ assets		Trade payables and leases		Dividends payable		Related parties’ liabilities
Assets and liabilities	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Parent
Votorantim S.A.	-	-	-	-	2	3	101	1,985	-	-	3,658	2,522

Related parties
Auren Comercializadora de Energia Ltda.	-	-	-	-	-	-	907	-	-	-	-	-
Campos Novos Energia S.A.	-	-	-	-	-	-	7,104	14,835	-	-	-	-
Companhia Brasileira de Alumínio	-	-	299	193	-	-	70	-	-	-	7	-
Group Andrade Gutierrez	-	-	-	-	-	-	-	10,908	-	-	-	-
Scotiabank Peru S.A.A.	42,422	6,744	-	-	-	-	5,404	2,202	-	-	-	-
Votorantim Cimentos S.A.	-	-	586	653	-	-	412	137	-	-	-	-
Votorantim International CSC S.A.C	-	-	-	-	-	-	-	-	-	-	420	891
Other	-	-	-	6	-	-	22	127	3,707	2,830	119	522
	42,422	6,744	885	852	2	3	14,020	30,194	3,707	2,830	4,204	3,935
Current	42,422	6,744	885	852	-	-	10,994	28,747	3,707	2,830	-	-
Non-current			-	-	2	3	3,026	1,447	-	-	4,204	3,935
	42,422	6,744	885	852	2	3	14,020	30,194	3,707	2,830	4,204	3,935

Schedule of related parties transactions

	Sales			Purchases and financial expenses
Profit and loss	2024	2023	2022	2024	2023	2022
Parent
Votorantim S.A.	-	-	-	8,908	7,484	4,704

Related parties
Auren Comercializadora de Energia Ltda.	1,140	744	744	6,384	7,971	4,974
Campos Novos Energia S.A.	-	-	-	51,973	61,545	4,954
Companhia Brasileira de Alumínio	640	161	9,708	-	210	3,787
Group Andrade Gutierrez (i)	-	-	-	19,832	73,757	38,907
Scotiabank Peru S.A.A. (ii)	-	-	-	282	17	41
Votorantim Cimentos S.A.	-	-	-	-	1,050	1,494
Votorantim International CSC S.A.C	-	-	-	-	5,122	5,049
Other	-	-	-	1,061	436	1,157
	1,780	905	10,452	88,440	157,592	65,067

(i) As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company board of directors’ member close family members may have significant influence at its holding level. Additionally, in June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction and operational services for the Aripuanã project. In mid-2024, the board member related to this entity terminated its contract with Nexa, so Andrade Gutierrez ceased to be a related party.

(ii) Related to interest expenses on lease contracts with Scotiabank Peru S.A.A., for which one of the Company’s board of directors’ member is an independent chairman and may have significant influence.

Schedule of key management compensation

	2024	2023
Short-term benefits	7,713	7,276
Other long-term benefits	116	77
	7,829	7,353